Related party transactions-Key management personnel compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions
Consulting fees	$ 584,603	$ 335,114	$ 185,000
Salary	806,937	459,440	280,167
Directors fees	405,175	165,336	0
Stock-based compensation	5,696,960	1,497,881	659,228
Key management personnel compensation	$ 7,493,675	$ 2,457,771	$ 1,124,395